Commitments and Contingencies - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Operating lease cost	$ 12,720	$ 13,627
Short-term lease cost	246	0
Total lease cost	12,966	13,627
Sub-lease income	(553)	(542)
Total net lease cost	12,413	13,085
Other information:
Operating cash paid for amounts included in the measurement of lease liabilities	13,421	11,129
Non-cash activity: right-of-use assets relating to leases	$ 295	$ 57,536
Weighted-average remaining lease term	6 years 1 month 6 days	6 years 3 months 18 days
Weighted-average discount rate	6.50%	6.30%